TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Income tax	$ 4,612	$ 4,526
Periodic payment plan	17	28
Software Promotion Law - Annual and monthly rates	366	523
VAT payable	2,558	1,208
Wage withholding taxes	1,266	558
Sales taxes payable	1,576	0
Other	2,115	556
TOTAL	$ 12,510	$ 7,399